PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31,
	2012	2013
Cost
Buildings and plant	$437,805,571	$235,690,310
Machinery and equipment	344,782,948	355,429,034
Furniture, fixtures and equipment	9,233,575	21,329,752
Motor vehicles	519,923	262,562
Less: Accumulated depreciation	(133,746,851)	(145,031,744)
Property, plant and equipment, net	$658,595,166	$467,679,944
Construction in process	19,300,108	20,824,239
Total	$677,895,274	$488,504,183

Depreciation expense was $35,479,645, $37,371,791 and $52,250,595 for the years ended December 31, 2011, 2012 and 2013, respectively.

Due to the challenging solar market conditions resulting in lower ASP for polysilicon and wafers, combined with structural cost issues at Chongqing Daqo, the Company recognized impairments for long-lived assets of $38,512,376, $42,754,481 and $158,424,827 during the years ended December 31, 2011, 2012 and 2013, respectively.